Summary of components of income tax expense (Details) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2023 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)
Current Period		₨ 52,046	₨ 14,478	₨ 8,680
Current income tax expenses		52,046	14,478	8,680
Origination and reversal of temporary differences		(5,258)	2,428	55,416
Deferred tax (benefit)/ expense		(5,258)	2,428	55,416
Total income tax expenses as reported in statement of profit or loss	$ 569	₨ 46,788	₨ 16,906	₨ 64,096